REVISED RETROACTIVE RESTATEMENT OF STOCKHODLERS' DEFICIENCY TO REFLECT THE MERGER TRANSACTION	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
REVISED RETROACTIVE RESTATEMENT OF STOCKHODLERS' DEFICIENCY TO REFLECT THE MERGER TRANSACTION

NOTE 10 – REVISED RETROACTIVE RESTATEMENT OF STOCKHODLERS’ DEFICIENCY TO REFLECT THE MERGER TRANSACTION

Subsequent to the issuance of the March 31, 2012 unaudited interim condensed consolidated financial statements, the Company concluded that there should not be any goodwill reported as part of the reverse recapitalization resulting from the Merger transaction. Accordingly, the Company has eliminated the goodwill of $10,000 that was previously shown on the balance sheet after the Merger. This revision resulted in no change to the net loss or basic and diluted loss per common share for either of the three months ended March 31, 2012 or 2011.

NOTE 18 – REVISED RETROACTIVE RESTATEMENT OF STOCKHOLDERS’ DEFICIENCY TO REFLECT THE MERGER TRANSACTION

Subsequent to the issuance of the 2011 audited consolidated financial statements, the Company concluded that the retroactive restatement of stockholders’ deficiency and other disclosures to reflect the reverse merger that took place during 2011 should be revised as follows:

a)	The 10,000,000 shares of ABHD common stock that were outstanding prior to the Merger are now shown as having been issued in 2011 to effect the reverse merger rather than being issued and outstanding prior to the date of the Merger.
b)	The preferred stock of Abtech Industries that was outstanding prior to the Merger is now shown as a separate component of stockholders’ deficiency as of December 31, 2010. Previously, these preferred shares had been retroactively reflected prior to the date of the Merger as if converted into ABHD common stock. Shares of preferred stock that converted to ABHD common stock at the time of the Merger are now reflected as having converted during 2011 and the shares of preferred stock that did not convert at the time of the Merger are shown as the non-controlling interest.
c)	Because the Merger is being treated as a reverse recapitalization rather than a business combination, there should not be any goodwill recorded as part of the transaction. Accordingly, the Company has eliminated the goodwill of $10,000 that was previously shown on the balance sheet after the Merger.
d)	In Notes 10 and 11, the number of shares, exercise prices and conversion rate for the options, warrants and convertible debt of AbTech Industries have been restated using the merger exchange ratio to their equivalent shares of ABHD common stock.

As a consequence of these changes, the basic and diluted loss per common share for the year ended December 31, 2010 changed from $(0.06) per share to $(0.10) per share. There was no change to the basic and diluted loss per common share for the year ended December 31, 2011. There was no change to the net loss reported for either year.